Mortgage Loans Receivable and Bond Portfolio - Mortgage Loans Receivable and Bond Portfolio (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Mortgage Loans
July 1, 2016 through June 30, 2017	$ 1,183,379
July 1, 2017 through December 31, 2017	2,470,916
2016		1,215,226
2017		2,708,164
2018	1,377,619	1,371,126
2019	1,044,283	1,052,335
2020	1,401,704	1,347,601
Thereafter	17,830,824	17,660,424
Subtotal	25,308,725	25,354,876
Less loan loss and bond loss allowances	(1,269,953)	(1,204,833)
Less deferred origination income	(341,344)	(335,344)
Totals	23,697,428	23,814,699
Bond Portfolio
July 1, 2016 through June 30, 2017	104,000
July 1, 2017 through December 31, 2017	56,000
2016		84,000
2017		78,000
2018	139,000	116,000
2019	144,000	110,000
2020	156,000	112,000
Thereafter	11,000,428	10,213,428
Subtotal	11,599,428	10,713,428
Less loan loss and bond loss allowances	(320,000)	(200,000)
Less deferred origination income
Totals	$ 11,279,428	$ 10,513,428